Assets And Liabilities Classified As Held For Sale; Profit (Loss) From Discontinued Operations - Schedule of Assets and Liabilities Classified as Held for Sale, and the Results of Discontinued Operations (Detail)
R$ / shares in Units, R$ in Millions
12 Months Ended
Dec. 31, 2018 BRL (R$) R$ / shares
Disclosure of assets and liabilities classified as held for sale [line items]
Assets	R$ 19,446
Liabilities	(16,272)
Net Asset	3,174
Attributed equity holders of the parent	1,818
Attributed to non-controlling interests	1,356
Net income (loss) from discontinued operations	363
Attributed to equity holders of the parent	322
Attributed to non-controlling interests	R$ 41
Preferred shares [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Basic and diluted earnings per common share from discontinued operations - R$ | R$ / shares	R$ 22
Common shares [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Basic and diluted earnings per common share from discontinued operations - R$ | R$ / shares	R$ 22
Investment funds [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Assets	R$ 19,446
Liabilities	(16,272)
Net Asset	3,174
Attributed equity holders of the parent	1,818
Attributed to non-controlling interests	1,356
Net income (loss) from discontinued operations	73
Attributed to equity holders of the parent	32
Attributed to non-controlling interests	41
Telecom assets [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Net income (loss) from discontinued operations	290
Attributed to equity holders of the parent	R$ 290